RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 29, 2024	May 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Oct. 31, 2024	Oct. 01, 2024	Aug. 31, 2024
Annual base salary, percentage			20.00%		20.00%
Lump sum settlment payment							$ 100,000
Monthly payments								$ 7,500
Fair value of vehicle									$ 35,155
Settlement liabilities current					$ 145,000
Description of Postemployment Benefits	Further, the terms of this employment agreement provide that if Mr. Taillon’s employment with the Company is terminated without “cause” (as defined in the agreement) than Mr. Taillon is entitled to a severance payment equal to two years of base salary and a bonus equal to 50% of his annual base salary.
Subsequent Event [Member]
Lump sum settlment payment							$ 100,000
Monthly payments								$ 7,500
Employee Agreement [Member]
Management salary					229,167	$ 250,000
Bradley Taillon [Member] | Employee Agreement [Member]
Annual base salary	$ 250,000
Related party transaction description	Mr. Taillon is also eligible on an annual basis for a cash bonus of up to 100% of annual salary and additional performance bonuses ranging from $50,000 to $750,000 upon the closing of a qualified financing with proceeds to the Company of $1 million or greater.
Management salary			$ 62,500		122,312
One-time sign-on bonus					50,000
Performance bonus			50,000
Bradley Taillon [Member] | Employee Agreement [Member] | Minimum [Member]
Management salary	$ 50,000
Bradley Taillon [Member] | Employee Agreement [Member] | Maximum [Member]
Management salary	$ 750,000
Mr.Taillon [Member] | Employee Agreement [Member]
Related party transaction description	Mr. Taillon is also eligible on an annual basis for a cash bonus of up to 100% of annual salary and additional performance bonuses ranging from $50,000 to $750,000 upon the closing of a qualified financing with proceeds to the Company of $1 million or greater.
Mehran Ehsan [Member] | Employee Agreement [Member]
Annual base salary			$ 250,000		$ 250,000
Related party transaction description			Mr. Ehsan was also eligible on an annual basis for a cash bonus of up to 100% of annual salary, subject to the discretion of the board of directors.		Mr. Ehsan was also eligible on an annual basis for a cash bonus of up to 100% of annual salary, subject to the discretion of the board of directors.
Management salary				$ 62,500
Chief Financial Officer [Member] | Employee Agreement [Member]
Annual base salary		$ 50,000
Related party transaction description		Mr. Montgomery is also eligible on an annual basis for a cash bonus of up to 100% of annual salary, subject to the discretion of the board of directors. The employment agreement may be terminated with a termination payment equal to two months of base salary.
Management salary			$ 12,500	$ 12,500	$ 50,000	$ 50,000